Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ (17)	$ 2	$ (20)	$ (33)	$ (120)
Tax-exempt income	6	4	119	53	358
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations		(7)	8	(7)	48
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	66	57	62	183	194
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 5	$ 5	$ 5	$ 14	$ 13